Other gains and losses, and litigation	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Other gains and losses, and litigation	Other gains and losses, and litigation
Other gains and losses, and litigation for 2023 represent a charge of €38 million, including costs relating to the settlement of litigation with Bioverativ former shareholders.
For 2022, this line item represented a charge of €370 million, comprising the pre-tax loss arising on the deconsolidation of EUROAPI (see Note D.2.) and costs related to major litigation.
For 2021, this line item represented a charge of €5 million